EARNINGS PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
EARNINGS PER SHARE
Schedule of factors used in the earnings per share computation

	Three Months Ended
	March 31
	2015	2014
	(in thousands)
Basic Earnings Per Share
Net Income	$1,515	$1,771
Weighted average common shares outstanding	2,708	2,702
Basic earnings per share	$0.56	$0.66

Diluted Earnings Per Share
Net Income	$1,515	$1,771
Weighted average common shares outstanding	2,708	2,702
Weighted average common and dilutive potential common shares outstanding	2,708	2,702
Diluted earnings per share	$0.56	$0.66

NOTE 13 - EARNINGS PER SHARE

The factors used in the earnings per share computation follow:

	2014	2013	2012

Basic Earnings Per Share
Net income	$7,070,718	$5,821,874	$7,007,562
Weighted average common shares outstanding	2,720,838	2,704,606	2,705,456
Basic earnings per share	$2.60	$2.15	$2.59

Diluted Earnings Per Share
Net income	$7,070,718	$5,821,874	$7,007,562
Weighted average common shares outstanding	2,720,838	2,704,606	2,705,456
Add effect of dilutive shares	—	3,980	2,146
Weighted average common shares outstanding including dilutive shares	2,720,838	2,708,586	2,707,602
Diluted earnings per share	$2.60	$2.15	$2.59